Net Loss Per Ordinary Share (Tables)	3 Months Ended
Mar. 31, 2025
Net Loss Per Ordinary Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share

The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the periods indicated:

	Three months ended March 31
	2025	2024
	U.S. dollars in thousands
Basic net loss per ordinary share
Numerator:
Net loss	(8,308)	(10,042)

Denominator:
Weighted average common shares and vested RSUs – basic and diluted	105,255,959	104,047,426
Basic and dilutive net loss per common share	(0.08)	(0.10)

Schedule of Weighted-Average Ordinary Shares of Securities

The following weighted-average shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been antidilutive:

	Three months ended March 31
	2025	2024
Options	10,693,595	11,435,704
Restricted Stock Units	10,281,304	7,295,233
Private Warrants	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000
Forfeiture Shares	359,375	1,006,250